CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Nov. 05, 2019
Current assets
Cash	$ 244,000,000	$ 3,700,000
Accounts receivable, net of allowance for doubtful accounts of $5.3 in 2020 (2019 - $2.5)	68,600,000	78,600,000
Contract assets, net of allowance for doubtful accounts of $- in 2020 (2019 - $2.9) (Note 3)		6,800,000
Inventory (Note 5)	8,400,000	8,500,000
Prepaid expenses and other current assets (Note 11)	11,000,000	8,800,000
Total current assets	332,000,000	106,400,000
Noncurrent assets
Goodwill (Note 6)	422,000,000	421,300,000
Other intangible assets, net (Note 7)	192,200,000	213,200,000
Capitalized acquisition costs, net (Note 8)	29,300,000	26,400,000
Equipment under lease (Note 3)	23,300,000
Property, plant and equipment, net (Note 9)	14,200,000	15,400,000
Contract assets, net of allowance for doubtful accounts of $- in 2020 (2019 - $1.7) (Note 3)		3,900,000
Deferred tax assets (Note 13)	0	0
Other noncurrent assets	1,300,000	1,400,000
Total noncurrent assets	682,300,000	681,600,000
Total assets	1,014,300,000	788,000,000
Current liabilities
Current portion of debt (Note 10)	2,600,000	5,300,000
Accounts payable	64,800,000	58,100,000
Accrued expenses and other current liabilities (Note 11)	24,400,000	60,900,000
Deferred revenue (Note 3)	8,200,000	5,600,000
Total current liabilities	100,000,000	129,900,000
Noncurrent liabilities
Long-term debt (Note 10)	437,400,000	635,100,000
Deferred tax liability (Note 13)	3,700,000	4,100,000
Other noncurrent liabilities (Note 4)	2,600,000	4,800,000
Total noncurrent liabilities	443,700,000	644,000,000
Total liabilities	543,700,000	773,900,000
Commitments and contingencies (Note 16)
Redeemable preferred units, $100,000 par value; 430 shares authorized, issued and outstanding at December 31, 2019 (Note 17)		43,000,000
Shareholders' Equity:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized at June 30, 2020, none issued and outstanding
Common shares, $0.01 par value, 1,000 shares authorized, 100 shares issued and outstanding		1	$ 1
Additional paid-in capital	517,700,000	99	99
Retained deficit	(257,600,000)	(178,400,000)
Common shares receivable		(100)	$ (100)
Total members' deficit/stockholders' equity attributable to Shift4 Payments, Inc.	260,100,000	(28,900,000)
Noncontrolling interests	210,500,000
Total members deficit/stockholders' equity	470,600,000	(28,900,000)
Total liabilities and members' deficit/stockholders' equity	$ 1,014,300,000	788,000,000
Class B Common Units
Members' deficit - Shift4 Payments, LLC (Note 18)
Common units		300,000
Members' equity		149,200,000
Shareholders' Equity:
Total members deficit/stockholders' equity		$ 300,000